Aristotle Portfolio Optimization Aggressive Growth Fund
Schedule of Investments
December 31, 2024 (Unaudited)

AFFILIATED OPEN-END FUNDS - 54.4%	Shares	Value
Affiliated Equity Open-End Funds - 49.2%
Aristotle Core Equity Fund - Class I (a)	3,054,429	$43,617,248
Aristotle Growth Equity Fund - Class I (a)	3,602,777	54,401,929
Aristotle International Equity Fund - Class I (a)	3,175,551	35,121,591
		133,140,768

Affiliated Fixed Income Open-End Funds - 5.2%
Aristotle Core Income Fund - Class I (a)	433,656	4,141,410
Aristotle High Yield Bond Fund - Class I (a)	756,821	6,993,023
Aristotle Short Duration Income Fund - Class I (a)	276,800	2,812,290
		13,946,723
TOTAL AFFILIATED OPEN-END FUNDS (Cost $120,389,027)		147,087,491

EXCHANGE TRADED FUNDS - 45.2%	Shares	Value
Equity Exchange Traded Funds - 44.7%
iShares MSCI EAFE Value ETF	77,865	4,085,576
iShares Russell 2000 Growth ETF	31,612	9,098,566
iShares Russell 2000 Value ETF	87,374	14,344,190
Vanguard FTSE All World ex-US Small-Cap ETF	46,971	5,377,240
Vanguard FTSE Emerging Markets ETF	123,475	5,437,839
Vanguard Mid-Cap Growth ETF	62,160	15,773,100
Vanguard Mid-Cap Value ETF	89,978	14,555,741
Vanguard Real Estate ETF	88,882	7,917,608
Vanguard Value ETF	261,962	44,350,167
		120,940,027

Fixed Income Exchange Traded Funds - 0.5%
Vanguard Emerging Markets Government Bond ETF	21,867	1,380,901
TOTAL EXCHANGE TRADED FUNDS (Cost $104,571,516)		122,320,928

TOTAL INVESTMENTS - 99.6% (Cost $224,960,543)		269,408,419
Other Assets in Excess of Liabilities - 0.4%		1,179,271
TOTAL NET ASSETS - 100.0%		$270,587,690
two		–%
Percentages are stated as a percent of net assets.		–%

(a)	Affiliated security as defined by the Investment Company Act of 1940.